Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Securities Act File Number	001-41611
Entity Registrant Name	Hesai Group
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10th Floor, Building A
Entity Address, Address Line Two	No. 658 Zhaohua Road, Changning District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200050
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001861737
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Shanghai, the People’s Republic of China
Auditor Firm ID	1113
Entity Common Stock, Shares Outstanding	156,145,167
American depositary shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing one Class B ordinary share
Trading Symbol	HSAI
Security Exchange Name	NASDAQ
Class B ordinary share
Document and Entity Information
Title of 12(b) Security	Class B ordinary share, par value US$0.0001 per share
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	129,146,306
Class A ordinary share
Document and Entity Information
Entity Common Stock, Shares Outstanding	26,998,861
Business Contact
Document and Entity Information
Contact Personnel Name	Peng Fan, Chief Financial Officer
Entity Address, Address Line One	10th Floor, Building A
Entity Address, Address Line Two	No.658 Zhaohua Road
Entity Address, Address Line Three	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200050
Entity Address, Country	CN
Contact Personnel Email Address	ir@hesaitech.com
Country Region	86
City Area Code	21
Local Phone Number	3158-8240